Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2018
Disclosure Of Discontinued Operations Explanatory [Abstract]
Assets held for sale liabilities directly associated and discontinued operations [text block]
24 Assets held for sale and liabilities directly associated with assets held for sale

As of
December 31, 2018
, assets held for sale and the related directly associated liabilities of €
295
 million and €
59
million, respectively, related to: (i) Agip Oil Ecuador BV, holder of the service contract for the Villano oil field, for which a binding transfer agreement was signed. The carrying amounts of assets held for sale and directly associated liabilities amounted to €
274
million (of which current assets for €
81
 million) and €
59
million, respectively (of which current liabilities for €
33
million); (ii) the sale of tangible assets and minority interests for a total carrying amount of  €
21
million.

In the course of
2018
, Eni finalized the sale of: (i) the
98.99
% (entire stake owned) of Tigáz Zrt and Tigáz DSO
(100
% Tigáz Zrt) to the group MET Holding AG, including Eni’s gas distribution operations in Hungary; (ii) the business relating to a
26.25
% stake of Lasmo Sanga Sanga Ltd (entire stake owned) of the PSA in the Sanga Sanga gas and condensates field and; (iii) the sale of a
50
% (entire stake owned) interest in the joint venture Unimar Llc.